Schedule of Investments(a)
Invesco AI and Next Gen Software ETF (IGPT)
January 31, 2025
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.97%
Advertising-1.84%
Magnite, Inc.(b)(c)	20,774	$357,313
Trade Desk, Inc. (The), Class A(b)	66,333	7,872,400
		8,229,713
Alternative Carriers-0.11%
Cogent Communications Holdings, Inc.(c)	6,355	478,786
Application Software-21.03%
Adobe, Inc.(b)	64,550	28,237,398
Altair Engineering, Inc., Class A(b)(c)	7,868	868,234
ANSYS, Inc.(b)	12,922	4,529,161
Autodesk, Inc.(b)	31,711	9,872,903
Bentley Systems, Inc., Class B(c)	26,366	1,227,337
Braze, Inc., Class A(b)	11,380	523,252
Cadence Design Systems, Inc.(b)(c)	35,541	10,577,712
Dassault Systemes SE (France)	106,927	4,183,282
DocuSign, Inc.(b)	29,985	2,900,449
DoubleVerify Holdings, Inc.(b)	21,077	434,397
Elastic N.V.(b)	12,982	1,461,514
Five9, Inc.(b)(c)	11,119	455,768
HubSpot, Inc.(b)	7,619	5,939,239
Informatica, Inc., Class A(b)	14,524	372,976
MicroStrategy, Inc., Class A(b)	26,985	9,034,308
Nemetschek SE (Germany)	5,182	620,435
Nice Ltd. (Israel)(b)	7,978	1,335,193
Pegasystems, Inc.	6,394	692,406
Samsara, Inc., Class A(b)	32,426	1,669,939
Sinch AB(b)(d)	95,515	202,657
Sprinklr, Inc., Class A(b)(c)	18,783	167,357
Synopsys, Inc.(b)	14,261	7,493,870
Unity Software, Inc.(b)(c)	49,561	1,100,254
Verint Systems, Inc.(b)(c)	9,173	232,811
		94,132,852
Communications Equipment-0.03%
Harmonic, Inc.(b)(c)	10,998	124,057
Consumer Electronics-0.64%
Garmin Ltd.	13,293	2,869,294
Data Center REITs-4.50%
Digital Realty Trust, Inc.	44,869	7,352,234
Equinix, Inc.	14,028	12,816,823
		20,169,057
Electrical Components & Equipment-1.45%
AMETEK, Inc.	24,078	4,443,836
Nidec Corp. (Japan)	117,594	2,034,243
		6,478,079
Electronic Components-0.27%
Largan Precision Co. Ltd. (Taiwan)	14,798	1,222,851
Electronic Equipment & Instruments-4.62%
Cognex Corp.(c)	25,334	1,010,827
Comet Holding AG (Switzerland)	611	182,847
Halma PLC (United Kingdom)	39,204	1,471,772
Hexagon AB, Class B (Sweden)(c)	313,387	3,637,646
Inficon Holding AG (Switzerland)	241	311,571
Jenoptik AG (Germany)	6,646	149,357
Keyence Corp. (Japan)	30,493	13,154,384
Novanta, Inc.(b)(c)	3,372	504,653
Spectris PLC (United Kingdom)	7,508	281,259
		20,704,316
	Shares	Value
Electronic Manufacturing Services-0.08%
IPG Photonics Corp.(b)(c)	4,647	$340,765
Health Care Equipment-6.64%
Intuitive Surgical, Inc.(b)	52,025	29,752,057
Health Care Services-0.13%
RadNet, Inc.(b)(c)	8,980	587,921
Industrial Machinery & Supplies & Components-1.36%
ATS Corp. (Canada)(b)	11,036	299,551
AutoStore Holdings Ltd. (Norway)(b)(d)	170,949	153,465
Duerr AG (Germany)	6,453	159,273
Fortive Corp.(c)	40,053	3,257,510
Harmonic Drive Systems, Inc. (Japan)(c)	9,287	267,209
Hiwin Technologies Corp. (Taiwan)	36,496	323,227
MINEBEA MITSUMI, Inc. (Japan)	38,846	624,414
Yaskawa Electric Corp. (Japan)(c)	33,851	984,361
		6,069,010
Interactive Home Entertainment-0.59%
Electronic Arts, Inc.	21,656	2,661,739
Interactive Media & Services-18.61%
Alphabet, Inc., Class A	189,459	38,653,425
Baidu, Inc., A Shares (China)(b)	179,944	2,034,612
Meta Platforms, Inc., Class A	57,663	39,740,186
Pinterest, Inc., Class A(b)	87,554	2,885,780
		83,314,003
Internet Services & Infrastructure-2.20%
NEXTDC Ltd. (Australia)(b)(c)	94,697	864,012
Snowflake, Inc., Class A(b)	49,471	8,979,481
		9,843,493
IT Consulting & Other Services-0.03%
Addnode Group AB (Sweden)	11,084	118,006
Movies & Entertainment-0.30%
Roku, Inc., Class A(b)	16,152	1,336,740
Research & Consulting Services-0.05%
Clarivate PLC(b)(c)	45,544	246,849
Semiconductors-31.56%
Advanced Micro Devices, Inc.(b)	237,330	27,518,414
Alchip Technologies Ltd. (Taiwan)	10,352	963,044
Ambarella, Inc.(b)	6,069	465,614
AP Memory Technology Corp. (Taiwan)	18,802	171,683
ARM Holdings PLC, ADR(b)(c)	18,930	3,020,282
ASMedia Technology, Inc. (Taiwan)	4,209	254,029
Credo Technology Group Holding Ltd.(b)	19,104	1,337,662
Faraday Technology Corp. (Taiwan)	27,511	182,289
Global Unichip Corp. (Taiwan)	8,934	354,240
Hygon Information Technology Co. Ltd., A Shares (China)	19,643	349,327
Intel Corp.	594,673	11,554,496
Lattice Semiconductor Corp.(b)(c)	20,340	1,159,787
Macronix International Co. Ltd. (Taiwan)	159,084	92,406
Marvell Technology, Inc.	76,428	8,625,664
MaxLinear, Inc.(b)(c)	6,457	115,322
Microchip Technology, Inc.	56,891	3,089,181
Micron Technology, Inc.	163,650	14,931,426
Nanya Technology Corp. (Taiwan)(b)	165,042	148,392
NVIDIA Corp.	264,776	31,791,654
QUALCOMM, Inc.	129,253	22,351,721
Renesas Electronics Corp. (Japan)(b)(c)	145,452	1,951,336
Silicon Laboratories, Inc.(b)(c)	4,765	646,086
See accompanying notes which are an integral part of this schedule.

Invesco AI and Next Gen Software ETF (IGPT)—(continued)
January 31, 2025
(Unaudited)
	Shares	Value
Semiconductors-(continued)
SK hynix, Inc. (South Korea)	74,409	$10,017,658
Winbond Electronics Corp. (Taiwan)(b)	450,911	195,719
		141,287,432
Systems Software-0.29%
Adeia, Inc.	14,246	183,060
Dolby Laboratories, Inc., Class A	8,156	682,902
Teradata Corp.(b)(c)	14,133	450,984
		1,316,946
Technology Hardware, Storage & Peripherals-3.64%
Hewlett Packard Enterprise Co.	101,698	2,154,981
MiTAC Holdings Corp. (Taiwan)	116,536	254,581
MiTAC Holdings Corp., Rts., expiring 02/07/2025 (Taiwan)(b)(e)	2,704	0
NetApp, Inc.	21,694	2,648,837
Pure Storage, Inc., Class A(b)	27,720	1,879,139
Seagate Technology Holdings PLC	31,230	3,009,323
Super Micro Computer, Inc.(b)(c)	70,523	2,011,316
Western Digital Corp.(b)(c)	51,025	3,323,258
Wiwynn Corp. (Taiwan)	15,115	996,418
		16,277,853
Total Common Stocks & Other Equity Interests (Cost $376,703,527)		447,561,819
	Shares	Value
Money Market Funds-0.17%
Invesco Government & Agency Portfolio, Institutional Class, 4.33%(f)(g) (Cost $743,570)	743,570	$743,570
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.14% (Cost $377,447,097)		448,305,389
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-5.97%
Invesco Private Government Fund, 4.35%(f)(g)(h)	7,431,452	7,431,452
Invesco Private Prime Fund, 4.48%(f)(g)(h)	19,309,996	19,315,789
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $26,747,241)		26,747,241
TOTAL INVESTMENTS IN SECURITIES-106.11% (Cost $404,194,338)		475,052,630
OTHER ASSETS LESS LIABILITIES-(6.11)%		(27,345,186)
NET ASSETS-100.00%		$447,707,444

Investment Abbreviations:
ADR	-American Depositary Receipt
REIT	-Real Estate Investment Trust
Rts.	-Rights

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2025.
(d)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
January 31, 2025 was $356,122, which represented less than 1% of the Fund’s Net Assets.

(e)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(f)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2025.

	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value January 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$122,755	$7,935,079	$(7,314,264)	$-	$-	$743,570	$9,137
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	3,521,877	81,115,686	(77,206,111)	-	-	7,431,452	168,529 *
Invesco Private Prime Fund	9,067,590	171,347,013	(161,098,682)	696	(828)	19,315,789	453,738 *
Total	$12,712,222	$260,397,778	$(245,619,057)	$696	$(828)	$27,490,811	$631,404

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

See accompanying notes which are an integral part of this schedule.

Invesco AI and Next Gen Software ETF (IGPT)—(continued)
January 31, 2025
(Unaudited)
(g)	The rate shown is the 7-day SEC standardized yield as of January 31, 2025.
(h)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Biotechnology & Genome ETF (PBE)
January 31, 2025
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.95%
Biotechnology-80.72%
Acadia Pharmaceuticals, Inc.(b)(c)	421,188	$7,859,368
Amgen, Inc.	43,442	12,399,216
BioCryst Pharmaceuticals, Inc.(b)(c)	958,246	7,570,143
Biogen, Inc.(b)	80,474	11,582,623
BioMarin Pharmaceutical, Inc.(b)	107,027	6,781,231
Blueprint Medicines Corp.(b)(c)	74,214	8,351,301
CareDx, Inc.(b)	288,945	6,732,419
Catalyst Pharmaceuticals, Inc.(b)	328,760	7,416,826
Exact Sciences Corp.(b)(c)	126,341	7,081,413
Exelixis, Inc.(b)	191,492	6,347,960
Gilead Sciences, Inc.	141,140	13,718,808
Halozyme Therapeutics, Inc.(b)(c)	145,773	8,256,583
Incyte Corp.(b)	173,719	12,883,001
MannKind Corp.(b)(c)	1,036,674	6,002,342
Myriad Genetics, Inc.(b)	443,440	5,618,385
Natera, Inc.(b)	77,692	13,745,269
Neurocrine Biosciences, Inc.(b)	54,807	8,320,799
Protagonist Therapeutics, Inc.(b)	153,008	5,783,702
Regeneron Pharmaceuticals, Inc.(b)	17,041	11,468,252
Sarepta Therapeutics, Inc.(b)	60,764	6,910,082
TG Therapeutics, Inc.(b)(c)	201,284	6,380,703
United Therapeutics Corp.(b)	34,644	12,165,933
Veracyte, Inc.(b)(c)	169,500	7,708,860
Xencor, Inc.(b)(c)	267,323	4,886,664
		205,971,883
Life Sciences Tools & Services-10.14%
Bio-Techne Corp.	93,647	6,887,737
Illumina, Inc.(b)	88,805	11,787,975
QIAGEN N.V.(b)	161,012	7,187,582
		25,863,294
Pharmaceuticals-9.09%
Axsome Therapeutics, Inc.(b)	71,451	7,606,674
	Shares	Value
Pharmaceuticals-(continued)
Collegium Pharmaceutical, Inc.(b)(c)	226,257	$7,267,375
Royalty Pharma PLC, Class A	263,183	8,311,318
		23,185,367
Total Common Stocks & Other Equity Interests (Cost $227,900,281)		255,020,544
Money Market Funds-0.16%
Invesco Government & Agency Portfolio, Institutional Class, 4.33%(d)(e) (Cost $418,767)	418,767	418,767
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.11% (Cost $228,319,048)		255,439,311
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-12.85%
Invesco Private Government Fund, 4.35%(d)(e)(f)	9,092,624	9,092,624
Invesco Private Prime Fund, 4.48%(d)(e)(f)	23,695,127	23,702,236
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $32,794,860)		32,794,860
TOTAL INVESTMENTS IN SECURITIES-112.96% (Cost $261,113,908)		288,234,171
OTHER ASSETS LESS LIABILITIES-(12.96)%		(33,073,953)
NET ASSETS-100.00%		$255,160,218

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2025.

	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value January 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$103,539	$4,696,055	$(4,380,827)	$-	$-	$418,767	$9,621
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	13,218,169	101,670,859	(105,796,404)	-	-	9,092,624	475,887 *
Invesco Private Prime Fund	33,997,267	218,354,844	(228,649,577)	4,924	(5,222)	23,702,236	1,271,923 *
Total	$47,318,975	$324,721,758	$(338,826,808)	$4,924	$(5,222)	$33,213,627	$1,757,431

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

See accompanying notes which are an integral part of this schedule.

Invesco Biotechnology & Genome ETF (PBE)—(continued)
January 31, 2025
(Unaudited)
(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Building & Construction ETF (PKB)
January 31, 2025
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-100.01%
Building Products-14.38%
Apogee Enterprises, Inc.	151,757	$7,742,642
Carlisle Cos., Inc.	27,423	10,680,162
Lennox International, Inc.(b)	34,809	20,621,548
Trane Technologies PLC(b)	57,127	20,722,819
		59,767,171
Construction & Engineering-26.59%
Argan, Inc.	82,020	11,220,336
Comfort Systems USA, Inc.	26,011	11,360,304
EMCOR Group, Inc.	46,211	20,705,301
IES Holdings, Inc.(c)	46,044	10,188,616
MasTec, Inc.(b)(c)	90,020	13,061,002
Primoris Services Corp.	153,366	11,773,908
Sterling Infrastructure, Inc.(b)(c)	65,603	9,343,179
Tutor Perini Corp.(c)	441,062	10,625,184
Valmont Industries, Inc.	36,778	12,201,469
		110,479,299
Construction Materials-23.87%
CRH PLC	229,684	22,745,606
Eagle Materials, Inc.	40,851	10,488,086
Knife River Corp.(c)	123,771	12,820,200
Martin Marietta Materials, Inc.	39,098	21,274,004
United States Lime & Minerals, Inc.	86,701	9,587,396
Vulcan Materials Co.	81,318	22,293,330
		99,208,622
Forest Products-3.02%
Louisiana-Pacific Corp.	107,133	12,531,347
Gas Utilities-5.67%
MDU Resources Group, Inc.(b)	639,798	11,401,201
Southwest Gas Holdings, Inc.(b)	162,699	12,150,361
		23,551,562
Home Improvement Retail-5.46%
Home Depot, Inc. (The)	55,079	22,691,446
Homebuilding-18.14%
Cavco Industries, Inc.(b)(c)	24,158	12,287,725
	Shares	Value
Homebuilding-(continued)
Champion Homes, Inc.(b)(c)	123,538	$11,406,264
PulteGroup, Inc.	171,531	19,516,797
Taylor Morrison Home Corp., Class A(c)	172,175	11,098,401
Toll Brothers, Inc.	76,748	10,423,146
Tri Pointe Homes, Inc.(b)(c)	288,647	10,639,528
		75,371,861
Office Services & Supplies-2.88%
Interface, Inc.(b)	484,174	11,988,148
Total Common Stocks & Other Equity Interests (Cost $389,119,584)		415,589,456
Money Market Funds-0.06%
Invesco Government & Agency Portfolio, Institutional Class, 4.33%(d)(e) (Cost $264,294)	264,294	264,294
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.07% (Cost $389,383,878)		415,853,750
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-3.90%
Invesco Private Government Fund, 4.35%(d)(e)(f)	4,493,189	4,493,189
Invesco Private Prime Fund, 4.48%(d)(e)(f)	11,691,559	11,695,066
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $16,188,255)		16,188,255
TOTAL INVESTMENTS IN SECURITIES-103.97% (Cost $405,572,133)		432,042,005
OTHER ASSETS LESS LIABILITIES-(3.97)%		(16,489,190)
NET ASSETS-100.00%		$415,552,815

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at January 31, 2025.
(c)	Non-income producing security.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2025.

	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$135,160	$3,242,508	$(3,113,374)	$-	$-	$264,294	$8,090
See accompanying notes which are an integral part of this schedule.

Invesco Building & Construction ETF (PKB)—(continued)
January 31, 2025
(Unaudited)
	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2025	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$5,258,530	$52,571,666	$(53,337,007)	$-	$-	$4,493,189	$114,898 *
Invesco Private Prime Fund	13,523,415	113,719,972	(115,549,467)	713	433	11,695,066	306,238 *
Total	$18,917,105	$169,534,146	$(171,999,848)	$713	$433	$16,452,549	$429,226

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Energy Exploration & Production ETF (PXE)
January 31, 2025
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.94%
Gas Utilities-3.20%
National Fuel Gas Co.	44,137	$3,090,914
Integrated Oil & Gas-4.95%
Occidental Petroleum Corp.(b)	102,658	4,788,996
Oil & Gas Exploration & Production-71.60%
APA Corp.(b)	124,585	2,732,149
California Resources Corp.(b)	48,654	2,393,777
Chord Energy Corp.	21,686	2,438,591
Civitas Resources, Inc.	54,405	2,761,598
CNX Resources Corp.(b)(c)	69,899	1,913,835
ConocoPhillips	48,804	4,823,299
Coterra Energy, Inc.	191,851	5,318,110
Crescent Energy Co., Class A(b)	190,193	2,864,307
Devon Energy Corp.	135,304	4,613,866
EOG Resources, Inc.	39,241	4,936,125
Expand Energy Corp.	28,574	2,903,118
Gulfport Energy Corp.(b)(c)	15,998	2,855,803
HighPeak Energy, Inc.(b)	186,544	2,542,595
Mach Natural Resources L.P.	170,448	3,033,974
Magnolia Oil & Gas Corp., Class A(b)	100,191	2,374,527
Matador Resources Co.	47,710	2,767,180
Murphy Oil Corp.	85,275	2,270,873
Northern Oil and Gas, Inc.	65,209	2,344,263
Ovintiv, Inc.	61,736	2,606,494
Permian Resources Corp.	180,122	2,638,787
Range Resources Corp.	78,826	2,919,715
SM Energy Co.	62,570	2,375,157
Vital Energy, Inc.(b)(c)	87,224	2,782,446
		69,210,589
Oil & Gas Refining & Marketing-20.19%
CVR Energy, Inc.	146,487	2,775,929
HF Sinclair Corp.	66,880	2,413,030
	Shares	Value
Oil & Gas Refining & Marketing-(continued)
Marathon Petroleum Corp.	33,094	$4,822,127
Phillips 66	38,855	4,579,839
Valero Energy Corp.	37,025	4,924,325
		19,515,250
Total Common Stocks & Other Equity Interests (Cost $99,665,812)		96,605,749
Money Market Funds-0.15%
Invesco Government & Agency Portfolio, Institutional Class, 4.33%(d)(e) (Cost $145,875)	145,875	145,875
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.09% (Cost $99,811,687)		96,751,624
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-12.99%
Invesco Private Government Fund, 4.35%(d)(e)(f)	3,475,707	3,475,707
Invesco Private Prime Fund, 4.48%(d)(e)(f)	9,083,738	9,086,463
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $12,562,170)		12,562,170
TOTAL INVESTMENTS IN SECURITIES-113.08% (Cost $112,373,857)		109,313,794
OTHER ASSETS LESS LIABILITIES-(13.08)%		(12,645,807)
NET ASSETS-100.00%		$96,667,987

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at January 31, 2025.
(c)	Non-income producing security.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2025.

	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value January 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$174,555	$3,442,275	$(3,470,955)	$-	$-	$145,875	$5,838
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	7,869,909	79,788,010	(84,182,212)	-	-	3,475,707	270,927 *
Invesco Private Prime Fund	20,256,110	141,879,152	(153,048,935)	2,640	(2,504)	9,086,463	714,420 *
Total	$28,300,574	$225,109,437	$(240,702,102)	$2,640	$(2,504)	$12,708,045	$991,185

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

See accompanying notes which are an integral part of this schedule.

Invesco Energy Exploration & Production ETF (PXE)—(continued)
January 31, 2025
(Unaudited)
(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Food & Beverage ETF (PBJ)
January 31, 2025
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.91%
Agricultural Products & Services-7.63%
Archer-Daniels-Midland Co.	52,770	$2,703,407
Bunge Global S.A.	31,630	2,407,992
Fresh Del Monte Produce, Inc.	83,328	2,540,671
		7,652,070
Brewers-2.52%
Molson Coors Beverage Co., Class B(b)	46,107	2,524,358
Distillers & Vintners-3.82%
Constellation Brands, Inc., Class A	21,221	3,836,757
Fertilizers & Agricultural Chemicals-5.20%
Corteva, Inc.	79,970	5,219,642
Food Distributors-6.15%
United Natural Foods, Inc.(b)(c)	112,118	3,334,390
US Foods Holding Corp.(c)	40,025	2,838,973
		6,173,363
Food Retail-16.31%
Ingles Markets, Inc., Class A	37,149	2,460,007
Kroger Co. (The)(b)	85,346	5,260,728
Maplebear, Inc.(c)	64,144	3,096,872
Sprouts Farmers Market, Inc.(c)	18,903	2,993,101
Weis Markets, Inc.(b)	37,920	2,561,875
		16,372,583
Packaged Foods & Meats-32.16%
Cal-Maine Foods, Inc.	28,991	3,128,129
Dole PLC	181,645	2,474,005
Freshpet, Inc.(b)(c)	18,085	2,892,696
General Mills, Inc.	78,261	4,706,616
J.M. Smucker Co. (The)	24,620	2,631,632
Kraft Heinz Co. (The)	160,164	4,779,294
McCormick & Co., Inc.	36,197	2,795,494
Pilgrim’s Pride Corp.(b)(c)	55,602	2,587,717
Tyson Foods, Inc., Class A	43,859	2,477,595
Vital Farms, Inc.(b)(c)	86,685	3,803,304
		32,276,482
Restaurants-13.16%
Aramark	66,826	2,600,200
	Shares	Value
Restaurants-(continued)
Cava Group, Inc.(c)	19,625	$2,650,356
DoorDash, Inc., Class A(c)	28,634	5,406,958
Shake Shack, Inc., Class A(c)	21,614	2,553,262
		13,210,776
Soft Drinks & Non-alcoholic Beverages-12.96%
Coca-Cola Co. (The)	79,659	5,056,753
Coca-Cola Consolidated, Inc.	2,152	2,943,118
Keurig Dr Pepper, Inc.	156,117	5,011,356
		13,011,227
Total Common Stocks & Other Equity Interests (Cost $98,699,877)		100,277,258
Money Market Funds-0.19%
Invesco Government & Agency Portfolio, Institutional Class, 4.33%(d)(e) (Cost $194,373)	194,373	194,373
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.10% (Cost $98,894,250)		100,471,631
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-17.09%
Invesco Private Government Fund, 4.35%(d)(e)(f)	4,751,892	4,751,892
Invesco Private Prime Fund, 4.48%(d)(e)(f)	12,391,251	12,394,968
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $17,146,860)		17,146,860
TOTAL INVESTMENTS IN SECURITIES-117.19% (Cost $116,041,110)		117,618,491
OTHER ASSETS LESS LIABILITIES-(17.19)%		(17,251,425)
NET ASSETS-100.00%		$100,367,066

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at January 31, 2025.
(c)	Non-income producing security.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2025.

	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$278,201	$2,319,952	$(2,403,780)	$-	$-	$194,373	$6,692
See accompanying notes which are an integral part of this schedule.

Invesco Food & Beverage ETF (PBJ)—(continued)
January 31, 2025
(Unaudited)
	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2025	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$1,586,758	$56,269,453	$(53,104,319)	$-	$-	$4,751,892	$156,656 *
Invesco Private Prime Fund	4,078,883	136,965,025	(128,650,272)	232	1,100	12,394,968	422,030 *
Total	$5,943,842	$195,554,430	$(184,158,371)	$232	$1,100	$17,341,233	$585,378

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Leisure and Entertainment ETF (PEJ)
January 31, 2025
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.98%
Broadcasting-2.93%
Fox Corp., Class A(b)	167,241	$8,559,394
Casinos & Gaming-16.55%
Accel Entertainment, Inc.(b)(c)	658,074	7,416,494
Boyd Gaming Corp.(b)	105,581	8,092,784
Flutter Entertainment PLC (Ireland)(c)	50,873	13,581,565
Sportradar Group AG (Switzerland)(c)	436,614	9,160,162
Super Group (SGHC) Ltd. (Guernsey)	1,250,996	10,120,557
		48,371,562
Food Distributors-2.68%
US Foods Holding Corp.(c)	110,266	7,821,167
Food Retail-2.92%
Maplebear, Inc.(b)(c)	176,709	8,531,510
Hotels, Resorts & Cruise Lines-27.66%
Booking Holdings, Inc.	2,768	13,113,566
Choice Hotels International, Inc.(b)	50,443	7,431,767
Despegar.com Corp. (Argentina)(b)(c)	435,204	8,364,621
Expedia Group, Inc.(c)	76,920	13,149,474
Hyatt Hotels Corp., Class A(b)	48,073	7,606,591
Norwegian Cruise Line Holdings Ltd.(c)	283,843	8,046,949
Royal Caribbean Cruises Ltd.	58,903	15,703,540
Travel + Leisure Co.	136,930	7,443,515
		80,860,023
Movies & Entertainment-22.92%
Cinemark Holdings, Inc.(b)(c)	231,759	6,635,260
Liberty Media Corp.-Liberty Formula One(b)(c)	161,090	15,416,313
Live Nation Entertainment, Inc.(b)(c)	100,765	14,578,681
Madison Square Garden Sports Corp., Class A(b)(c)	33,646	7,397,746
TKO Group Holdings, Inc.(b)(c)	56,343	8,744,997
Warner Bros. Discovery, Inc.(c)	1,361,480	14,213,851
		66,986,848
Passenger Airlines-2.79%
SkyWest, Inc.(c)	67,484	8,160,165
	Shares	Value
Restaurants-21.53%
Aramark	184,093	$7,163,059
Brinker International, Inc.(b)(c)	58,999	10,736,048
Cava Group, Inc.(c)	54,053	7,299,858
Cheesecake Factory, Inc. (The)(b)	158,006	8,872,037
DoorDash, Inc., Class A(c)	79,069	14,930,599
Shake Shack, Inc., Class A(b)(c)	59,548	7,034,405
Texas Roadhouse, Inc.	38,129	6,905,162
		62,941,168
Total Common Stocks & Other Equity Interests (Cost $243,539,190)		292,231,837
Money Market Funds-0.13%
Invesco Government & Agency Portfolio, Institutional Class, 4.33%(d)(e) (Cost $378,525)	378,525	378,525
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.11% (Cost $243,917,715)		292,610,362
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-16.10%
Invesco Private Government Fund, 4.35%(d)(e)(f)	13,046,118	13,046,118
Invesco Private Prime Fund, 4.48%(d)(e)(f)	33,998,992	34,009,192
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $47,055,310)		47,055,310
TOTAL INVESTMENTS IN SECURITIES-116.21% (Cost $290,973,025)		339,665,672
OTHER ASSETS LESS LIABILITIES-(16.21)%		(47,375,614)
NET ASSETS-100.00%		$292,290,058

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at January 31, 2025.
(c)	Non-income producing security.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2025.

	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value January 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$254,757	$2,139,334	$(2,015,566)	$-	$-	$378,525	$10,340
See accompanying notes which are an integral part of this schedule.

Invesco Leisure and Entertainment ETF (PEJ)—(continued)
January 31, 2025
(Unaudited)
	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value January 31, 2025	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$20,495,133	$160,894,083	$(168,343,098)	$-	$-	$13,046,118	$576,265 *
Invesco Private Prime Fund	52,522,306	306,671,054	(325,182,748)	5,981	(7,401)	34,009,192	1,544,948 *
Total	$73,272,196	$469,704,471	$(495,541,412)	$5,981	$(7,401)	$47,433,835	$2,131,553

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Next Gen Connectivity ETF (KNCT)
January 31, 2025
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.90%
Application Software-5.17%
Cadence Design Systems, Inc.(b)(c)	1,657	$493,156
Confluent, Inc., Class A(b)(c)	1,778	52,771
Datadog, Inc., Class A(b)	2,140	305,399
DocuSign, Inc.(b)	1,396	135,035
Dynatrace, Inc.(b)	2,050	118,388
Nutanix, Inc., Class A(b)(c)	1,846	126,940
Synopsys, Inc.(b)	943	495,528
		1,727,217
Cable & Satellite-2.54%
Charter Communications, Inc., Class A(b)	649	224,223
Comcast Corp., Class A	16,597	558,655
Liberty Broadband Corp., Class C(b)	845	64,778
		847,656
Communications Equipment-10.21%
Accton Technology Corp. (Taiwan)	3,539	81,267
Arista Networks, Inc.(b)	7,403	853,048
Ciena Corp.(b)(c)	994	86,617
Cisco Systems, Inc.	22,895	1,387,437
F5, Inc.(b)	403	119,796
Juniper Networks, Inc.	2,264	78,923
Motorola Solutions, Inc.	994	466,435
Nokia OYJ (Finland)	37,400	176,723
Telefonaktiebolaget LM Ericsson, Class B (Sweden)	21,226	160,240
		3,410,486
Construction & Engineering-0.10%
Dycom Industries, Inc.(b)(c)	178	33,670
Data Center REITs-2.81%
Digital Realty Trust, Inc.	2,092	342,795
Equinix, Inc.	653	596,620
		939,415
Data Processing & Outsourced Services-0.09%
Genpact Ltd.	597	29,068
Electronic Components-1.56%
Amphenol Corp., Class A	5,139	363,739
Coherent Corp.(b)	1,065	96,372
Largan Precision Co. Ltd. (Taiwan)	736	60,820
		520,931
Electronic Equipment & Instruments-0.43%
Keysight Technologies, Inc.(b)	805	143,572
Electronic Manufacturing Services-0.73%
TE Connectivity PLC (Switzerland)	1,658	245,334
Integrated Telecommunication Services-11.94%
AT&T, Inc.	48,791	1,157,810
BCE, Inc. (Canada)(c)	2,599	62,110
BT Group PLC (United Kingdom)(c)	27,759	48,756
Cellnex Telecom S.A. (Spain)(d)	3,142	105,454
China Tower Corp. Ltd., H Shares (China)(d)	285,469	41,121
Chunghwa Telecom Co. Ltd. (Taiwan)	14,984	57,217
Deutsche Telekom AG (Germany)	15,917	535,106
Elisa OYJ (Finland)	1,039	44,816
Emirates Telecommunications Group Co. PJSC (United Arab Emirates)	19,417	90,357
Frontier Communications Parent, Inc.(b)	1,621	57,967
Indus Towers Ltd. (India)(b)	9,066	36,182
Nippon Telegraph & Telephone Corp. (Japan)	80,032	78,912
Orange S.A. (France)	9,098	98,047
	Shares	Value
Integrated Telecommunication Services-(continued)
PT Telkom Indonesia (Persero) Tbk (Indonesia)	306,129	$49,302
Swisscom AG (Switzerland)	99	55,877
Telefonica S.A. (Spain)	27,289	111,414
Telenor ASA (Norway)	3,753	45,940
Telia Co. AB (Sweden)(c)	13,379	39,518
Telstra Group Ltd. (Australia)	25,136	61,569
TELUS Corp. (Canada)	4,823	70,201
Verizon Communications, Inc.	28,951	1,140,380
		3,988,056
Internet Services & Infrastructure-2.03%
Akamai Technologies, Inc.(b)(c)	1,038	103,696
Cloudflare, Inc., Class A(b)	2,092	289,533
MongoDB, Inc.(b)	508	138,847
NEXTDC Ltd. (Australia)(b)	4,415	40,282
Okta, Inc.(b)	1,117	105,244
		677,602
IT Consulting & Other Services-4.69%
Accenture PLC, Class A (Ireland)	2,845	1,095,183
Fujitsu Ltd. (Japan)	8,998	174,294
Kyndryl Holdings, Inc.(b)	1,445	54,852
NEC Corp. (Japan)	1,003	99,634
Tech Mahindra Ltd. (India)	3,672	70,601
Wipro Ltd. (India)	19,853	71,123
		1,565,687
Research & Consulting Services-0.35%
Booz Allen Hamilton Holding Corp.	468	60,372
CACI International, Inc., Class A(b)	146	56,394
		116,766
Security & Alarm Services-0.19%
SECOM Co. Ltd. (Japan)	1,887	63,600
Semiconductors-29.50%
ARM Holdings PLC, ADR(b)(c)	881	140,563
Broadcom, Inc.	14,593	3,228,993
Intel Corp.	28,226	548,431
Lattice Semiconductor Corp.(b)	945	53,884
Marvell Technology, Inc.	5,959	672,533
Microchip Technology, Inc.	2,646	143,678
Micron Technology, Inc.	6,369	581,108
QUALCOMM, Inc.	7,655	1,323,779
Rambus, Inc.(b)	739	45,537
SK hynix, Inc. (South Korea)	2,368	318,803
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	80,893	2,699,650
United Microelectronics Corp. (Taiwan)	82,088	97,866
		9,854,825
Systems Software-7.04%
Check Point Software Technologies Ltd. (Israel)(b)	584	127,324
CrowdStrike Holdings, Inc., Class A(b)	1,600	636,912
CyberArk Software Ltd.(b)	291	107,955
Fortinet, Inc.(b)	4,349	438,727
Palo Alto Networks, Inc.(b)	4,509	831,550
Qualys, Inc.(b)(c)	255	35,549
Tenable Holdings, Inc.(b)	820	35,334
Zscaler, Inc.(b)	686	138,977
		2,352,328
Technology Hardware, Storage & Peripherals-11.65%
Apple, Inc.	10,634	2,509,624
See accompanying notes which are an integral part of this schedule.

Invesco Next Gen Connectivity ETF (KNCT)—(continued)
January 31, 2025
(Unaudited)
	Shares	Value
Technology Hardware, Storage & Peripherals-(continued)
Lite-On Technology Corp. (Taiwan)	8,873	$29,039
NetApp, Inc.	1,413	172,527
Samsung Electronics Co. Ltd. (South Korea)	22,042	787,202
Xiaomi Corp., B Shares (China)(b)(d)	78,999	395,963
		3,894,355
Telecom Tower REITs-2.75%
American Tower Corp.	3,208	593,320
Crown Castle, Inc.(c)	2,033	181,506
SBA Communications Corp., Class A	738	145,799
		920,625
Wireless Telecommunication Services-6.12%
America Movil S.A.B. de C.V., Class B (Mexico)	157,665	110,524
Bharti Airtel Ltd. (India)	16,901	316,125
KDDI Corp. (Japan)	8,479	282,934
Rogers Communications, Inc., Class B (Canada)	1,200	33,077
SoftBank Corp. (Japan)	106,627	137,367
SoftBank Group Corp. (Japan)	3,931	240,689
Tele2 AB, Class B (Sweden)	2,964	33,089
T-Mobile US, Inc.	3,389	789,535
Vodafone Group PLC (United Kingdom)	118,443	101,123
		2,044,463
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.90% (Cost $24,471,337)		33,375,656
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-4.08%
Invesco Private Government Fund, 4.35%(e)(f)(g)	401,983	$401,983
Invesco Private Prime Fund, 4.48%(e)(f)(g)	962,414	962,703
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $1,364,686)		1,364,686
TOTAL INVESTMENTS IN SECURITIES-103.98% (Cost $25,836,023)		34,740,342
OTHER ASSETS LESS LIABILITIES-(3.98)%		(1,329,888)
NET ASSETS-100.00%		$33,410,454

Investment Abbreviations:
ADR	-American Depositary Receipt
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2025.
(d)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
January 31, 2025 was $542,538, which represented 1.62% of the Fund’s Net Assets.

(e)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2025.

	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value January 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$778,304	$(778,304)	$-	$-	$-	$973
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	280,801	8,542,389	(8,421,207)	-	-	401,983	16,734 *
Invesco Private Prime Fund	721,774	18,526,262	(18,285,382)	103	(54)	962,703	44,869 *
Total	$1,002,575	$27,846,955	$(27,484,893)	$103	$(54)	$1,364,686	$62,576

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

See accompanying notes which are an integral part of this schedule.

Invesco Next Gen Connectivity ETF (KNCT)—(continued)
January 31, 2025
(Unaudited)
(f)	The rate shown is the 7-day SEC standardized yield as of January 31, 2025.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Next Gen Media and Gaming ETF (GGME)
January 31, 2025
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.04%
Advertising-3.25%
Integral Ad Science Holding Corp.(b)(c)	1,611	$16,932
Magnite, Inc.(b)(c)	3,203	55,091
Trade Desk, Inc. (The), Class A(b)	10,226	1,213,622
		1,285,645
Application Software-17.68%
Adobe, Inc.(b)	6,611	2,891,982
Altair Engineering, Inc., Class A(b)(c)	1,218	134,406
ANSYS, Inc.(b)	1,987	696,443
Autodesk, Inc.(b)	4,823	1,501,593
Beijing Kingsoft Office Software, Inc., A Shares (China)	571	24,946
Bentley Systems, Inc., Class B(c)	4,065	189,226
Dassault Systemes SE (France)	16,485	644,939
DoubleVerify Holdings, Inc.(b)	3,255	67,086
Iflytek Co. Ltd., A Shares (China)	1,900	13,318
Matterport, Inc.(b)(c)	6,198	32,292
Nemetschek SE (Germany)	803	96,142
Riskified Ltd., Class A(b)	2,607	13,400
Unity Software, Inc.(b)(c)	7,646	169,741
Zoom Communications, Inc., Class A(b)	5,968	518,858
		6,994,372
Casinos & Gaming-4.24%
Aristocrat Leisure Ltd. (Australia)	14,323	668,211
DraftKings, Inc., Class A(b)	11,098	465,561
Everi Holdings, Inc.(b)(c)	1,039	14,172
Evolution AB (Sweden)(d)	4,060	312,283
Light & Wonder, Inc.(b)	1,323	116,305
Playtech PLC (United Kingdom)(b)	6,659	60,777
Sportradar Group AG (Switzerland)(b)	1,828	38,351
		1,675,660
Communications Equipment-0.05%
Harmonic, Inc.(b)(c)	1,691	19,074
Consumer Electronics-0.17%
Merry Electronics Co. Ltd. (Taiwan)	5,216	16,655
Sonos, Inc.(b)(c)	2,756	38,005
TCL Electronics Holdings Ltd. (China)(b)	13,516	11,852
		66,512
Electronic Manufacturing Services-0.04%
Primax Electronics Ltd. (Taiwan)	6,030	14,934
Interactive Home Entertainment-14.78%
Capcom Co. Ltd. (Japan)	7,465	170,712
CD Projekt S.A. (Poland)(c)	1,294	67,114
DeNA Co. Ltd. (Japan)	1,435	25,233
Electronic Arts, Inc.(c)	5,451	669,982
Embracer Group AB, Class A (Sweden)(b)(c)	2,944	59,680
GungHo Online Entertainment, Inc. (Japan)(b)	1,009	21,193
Kakao Games Corp. (South Korea)(b)	1,008	11,202
Kingsoft Corp. Ltd. (China)	19,545	98,812
Koei Tecmo Holdings Co. Ltd. (Japan)	2,436	30,453
Konami Group Corp. (Japan)	2,000	184,397
Krafton, Inc. (South Korea)(b)	732	182,382
Mixi, Inc. (Japan)	806	16,740
Modern Times Group MTG AB, Class B (Sweden)(b)	2,076	19,326
NCSoft Corp. (South Korea)(b)	307	36,331
NetEase, Inc. (China)	31,847	654,647
Netmarble Corp. (South Korea)(b)(d)	823	24,938
Nexon Co. Ltd. (Japan)	7,561	98,380
	Shares	Value
Interactive Home Entertainment-(continued)
Nintendo Co. Ltd. (Japan)	26,406	$1,735,099
Pearl Abyss Corp. (South Korea)(b)	865	17,203
Roblox Corp., Class A(b)	13,062	928,316
Square Enix Holdings Co. Ltd. (Japan)	1,503	61,018
Take-Two Interactive Software, Inc.(b)	3,729	691,767
Ubisoft Entertainment S.A. (France)(b)	2,240	25,899
Wemade Co. Ltd. (South Korea)(b)	472	12,905
ZX, Inc. (China)(b)(d)	3,995	3,995
		5,847,724
Interactive Media & Services-10.71%
Bumble, Inc., Class A(b)(c)	2,464	19,983
Meitu, Inc. (China)(b)(c)(d)	58,499	31,622
Meta Platforms, Inc., Class A	4,971	3,425,914
Pinterest, Inc., Class A(b)	13,502	445,026
Snap, Inc., Class A(b)(c)	27,091	305,857
Soop Co. Ltd. (South Korea)(b)	155	8,511
		4,236,913
Internet Services & Infrastructure-2.42%
Cloudflare, Inc., Class A(b)	6,914	956,898
IT Consulting & Other Services-0.05%
Addnode Group AB (Sweden)	1,703	18,131
Leisure Products-0.44%
Peloton Interactive, Inc., Class A(b)(c)	4,933	38,231
Sankyo Co. Ltd. (Japan)	4,990	67,016
Sega Sammy Holdings, Inc. (Japan)	3,534	68,509
		173,756
Movies & Entertainment-13.75%
NetEase Cloud Music, Inc. (China)(b)(d)	1,502	23,601
Netflix, Inc.(b)	3,386	3,307,309
Roku, Inc., Class A(b)	2,901	240,087
Spotify Technology S.A. (Sweden)(b)	3,401	1,865,619
		5,436,616
Semiconductors-19.66%
Advanced Micro Devices, Inc.(b)	13,508	1,566,253
Ambarella, Inc.(b)	940	72,117
Cambricon Technologies Corp. Ltd. (China)(b)	513	40,875
MediaTek, Inc. (Taiwan)	32,957	1,427,270
NVIDIA Corp.	22,838	2,742,159
QUALCOMM, Inc.	11,151	1,928,342
		7,777,016
Systems Software-0.34%
Adeia, Inc.	2,196	28,218
Dolby Laboratories, Inc., Class A	1,252	104,830
		133,048
Technology Hardware, Storage & Peripherals-11.38%
Apple, Inc.	12,647	2,984,692
Clevo Co. (Taiwan)	7,810	12,089
HTC Corp. (Taiwan)(b)	14,770	26,299
Kinpo Electronics (Taiwan)	27,973	20,952
Lenovo Group Ltd. (China)	129,381	156,046
Logitech International S.A., Class R (Switzerland)(c)	2,913	289,219
Shenzhen Transsion Holdings Co. Ltd., A Shares (China)	1,386	19,224
Wacom Co. Ltd. (Japan)	3,132	13,500
Xiaomi Corp., B Shares (China)(b)(d)	195,250	978,642
		4,500,663
See accompanying notes which are an integral part of this schedule.

Invesco Next Gen Media and Gaming ETF (GGME)—(continued)
January 31, 2025
(Unaudited)
	Shares	Value
Trading Companies & Distributors-0.08%
Xometry, Inc., Class A(b)(c)	1,011	$33,575
Total Common Stocks & Other Equity Interests (Cost $30,955,255)		39,170,537
Money Market Funds-1.21%
Invesco Government & Agency Portfolio, Institutional Class, 4.33%(e)(f) (Cost $479,391)	479,391	479,391
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.25% (Cost $31,434,646)		39,649,928
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-4.45%
Invesco Private Government Fund, 4.35%(e)(f)(g)	491,335	491,335
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 4.48%(e)(f)(g)	1,270,501	$1,270,882
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $1,762,217)		1,762,217
TOTAL INVESTMENTS IN SECURITIES-104.70% (Cost $33,196,863)		41,412,145
OTHER ASSETS LESS LIABILITIES-(4.70)%		(1,860,193)
NET ASSETS-100.00%		$39,551,952

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2025.
(d)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
January 31, 2025 was $1,375,081, which represented 3.48% of the Fund’s Net Assets.

(e)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2025.

	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$72,318	$1,853,168	$(1,446,095)	$-	$-	$479,391	$3,418
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	261,121	8,946,732	(8,716,518)	-	-	491,335	15,023 *
Invesco Private Prime Fund	677,907	19,758,890	(19,166,048)	44	89	1,270,882	40,653 *
Total	$1,011,346	$30,558,790	$(29,328,661)	$44	$89	$2,241,608	$59,094

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of January 31, 2025.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Oil & Gas Services ETF (PXJ)
January 31, 2025
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.99%
Oil & Gas Drilling-12.85%
Helmerich & Payne, Inc.	32,415	$1,023,990
Noble Corp. PLC(b)	61,071	1,957,326
Patterson-UTI Energy, Inc.(b)	132,634	1,070,356
Seadrill Ltd. (Norway)(c)	28,194	1,019,495
		5,071,167
Oil & Gas Equipment & Services-66.79%
Archrock, Inc.	45,048	1,265,398
Baker Hughes Co., Class A	48,131	2,222,690
Bristow Group, Inc.(c)	30,120	1,005,104
Cactus, Inc., Class A(b)	30,163	1,801,033
Expro Group Holdings N.V.(c)	82,490	1,041,849
Halliburton Co.	65,522	1,704,882
Helix Energy Solutions Group, Inc.(b)(c)	104,509	838,162
Kodiak Gas Services, Inc.(b)	28,784	1,346,516
Liberty Energy, Inc., Class A(b)	61,071	1,118,210
NOV, Inc.(b)	128,988	1,863,877
Oceaneering International, Inc.(b)(c)	38,367	953,420
ProFrac Holding Corp., Class A(b)(c)	145,275	1,056,149
RPC, Inc.	179,765	1,101,959
Schlumberger N.V.	47,909	1,929,774
Select Water Solutions, Inc., Class A	79,066	988,325
TechnipFMC PLC (United Kingdom)	68,411	2,055,751
Tidewater, Inc.(b)(c)	21,919	1,207,956
USA Compression Partners L.P.	48,241	1,285,623
Weatherford International PLC	24,840	1,563,678
		26,350,356
Oil & Gas Storage & Transportation-20.35%
DHT Holdings, Inc.(b)	114,217	1,292,937
Dorian LPG Ltd.	44,976	1,081,223
Golar LNG Ltd. (Cameroon)(b)	27,724	1,129,753
International Seaways, Inc.(b)	28,884	1,125,032
	Shares	Value
Oil & Gas Storage & Transportation-(continued)
Navigator Holdings Ltd.	71,997	$1,195,870
Scorpio Tankers, Inc. (Monaco)	22,089	1,051,878
Teekay Tankers Ltd., Class A (Canada)	27,536	1,154,309
		8,031,002
Total Common Stocks & Other Equity Interests (Cost $44,560,577)		39,452,525
Money Market Funds-0.33%
Invesco Government & Agency Portfolio, Institutional Class, 4.33%(d)(e) (Cost $128,771)	128,771	128,771
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.32% (Cost $44,689,348)		39,581,296
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-30.93%
Invesco Private Government Fund, 4.35%(d)(e)(f)	3,383,932	3,383,932
Invesco Private Prime Fund, 4.48%(d)(e)(f)	8,817,451	8,820,096
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $12,204,028)		12,204,028
TOTAL INVESTMENTS IN SECURITIES-131.25% (Cost $56,893,376)		51,785,324
OTHER ASSETS LESS LIABILITIES-(31.25)%		(12,330,310)
NET ASSETS-100.00%		$39,455,014

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at January 31, 2025.
(c)	Non-income producing security.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2025.

	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value January 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$88,783	$3,000,240	$(2,960,252)	$-	$-	$128,771	$5,265
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	6,710,879	37,550,161	(40,877,108)	-	-	3,383,932	166,456 *
Invesco Private Prime Fund	17,260,527	82,523,082	(90,964,433)	1,292	(372)	8,820,096	446,764 *
Total	$24,060,189	$123,073,483	$(134,801,793)	$1,292	$(372)	$12,332,799	$618,485

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

See accompanying notes which are an integral part of this schedule.

Invesco Oil & Gas Services ETF (PXJ)—(continued)
January 31, 2025
(Unaudited)
(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Pharmaceuticals ETF (PJP)
January 31, 2025
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.89%
Biotechnology-25.57%
AbbVie, Inc.	75,127	$13,815,855
Amgen, Inc.	45,245	12,913,828
Biogen, Inc.(b)	45,724	6,581,055
Geron Corp.(b)(c)	1,769,708	5,079,062
Gilead Sciences, Inc.	80,188	7,794,274
OmniAb Operations, Inc., Rts., expiring 11/02/2027(b)(c)(d)	39,023	0
OmniAb Operations, Inc., Rts., expiring 11/02/2027(b)(c)(d)	39,023	0
Regeneron Pharmaceuticals, Inc.(b)	9,687	6,519,157
Travere Therapeutics, Inc.(b)(c)	399,107	8,165,729
United Therapeutics Corp.(b)	19,680	6,911,026
		67,779,986
Health Care Equipment-5.44%
Abbott Laboratories	112,602	14,405,174
Pharmaceuticals-68.88%
Amneal Pharmaceuticals, Inc.(b)	865,851	7,151,929
Amphastar Pharmaceuticals, Inc.(b)(c)	162,537	5,667,665
ANI Pharmaceuticals, Inc.(b)(c)	123,731	7,255,586
Bristol-Myers Squibb Co.	226,304	13,340,621
Collegium Pharmaceutical, Inc.(b)(c)	235,656	7,569,271
Corcept Therapeutics, Inc.(b)(c)	122,919	8,225,739
Eli Lilly and Co.	17,622	14,292,852
Harmony Biosciences Holdings, Inc.(b)(c)	209,037	8,104,364
Innoviva, Inc.(b)(c)	378,099	7,047,765
Jazz Pharmaceuticals PLC(b)(c)	58,361	7,258,358
Johnson & Johnson	85,395	12,992,849
Ligand Pharmaceuticals, Inc.(b)(c)	60,158	7,011,415
Liquidia Corp.(b)(c)	644,962	9,177,809
Merck & Co., Inc.	131,497	12,994,534
Ocular Therapeutix, Inc.(b)(c)	798,214	6,146,248
Perrigo Co. PLC(c)	255,486	6,364,156
Pfizer, Inc.	508,309	13,480,355
	Shares	Value
Pharmaceuticals-(continued)
Prestige Consumer Healthcare, Inc.(b)(c)	85,719	$6,580,648
Supernus Pharmaceuticals, Inc.(b)(c)	200,986	7,711,833
Tarsus Pharmaceuticals, Inc.(b)(c)	150,155	8,072,333
Viatris, Inc.	543,104	6,126,213
		182,572,543
Total Common Stocks & Other Equity Interests (Cost $232,771,013)		264,757,703
Money Market Funds-0.03%
Invesco Government & Agency Portfolio, Institutional Class, 4.33%(e)(f) (Cost $85,708)	85,708	85,708
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.92% (Cost $232,856,721)		264,843,411
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-22.06%
Invesco Private Government Fund, 4.35%(e)(f)(g)	16,248,140	16,248,140
Invesco Private Prime Fund, 4.48%(e)(f)(g)	42,214,387	42,227,051
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $58,475,191)		58,475,191
TOTAL INVESTMENTS IN SECURITIES-121.98% (Cost $291,331,912)		323,318,602
OTHER ASSETS LESS LIABILITIES-(21.98)%		(58,264,221)
NET ASSETS-100.00%		$265,054,381

Investment Abbreviations:
Rts.	-Rights

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2025.
(d)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(e)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2025.

	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value January 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$237,609	$6,167,720	$(6,319,621)	$-	$-	$85,708	$8,819
See accompanying notes which are an integral part of this schedule.

Invesco Pharmaceuticals ETF (PJP)—(continued)
January 31, 2025
(Unaudited)
	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value January 31, 2025	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$12,771,041	$103,169,861	$(99,692,762)	$-	$-	$16,248,140	$544,781 *
Invesco Private Prime Fund	32,847,744	214,560,549	(205,180,857)	6,191	(6,576)	42,227,051	1,444,857 *
Total	$45,856,394	$323,898,130	$(311,193,240)	$6,191	$(6,576)	$58,560,899	$1,998,457

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of January 31, 2025.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Semiconductors ETF (PSI)
January 31, 2025
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.93%(a)
Semiconductor Materials & Equipment-41.25%
ACM Research, Inc., Class A(b)(c)	1,073,499	$22,060,404
Applied Materials, Inc.	207,914	37,497,290
Camtek Ltd. (Israel)(c)	276,201	26,112,042
FormFactor, Inc.(b)	480,003	19,224,120
Ichor Holdings Ltd.(b)	575,947	15,815,504
KLA Corp.	30,706	22,668,397
Lam Research Corp.	492,354	39,905,292
MKS Instruments, Inc.	169,931	19,249,784
Nova Ltd. (Israel)(b)	112,410	27,560,684
Onto Innovation, Inc.(b)	119,834	24,537,210
Photronics, Inc.(b)	778,424	17,895,968
Teradyne, Inc.	178,868	20,711,126
Ultra Clean Holdings, Inc.(b)	514,833	18,981,893
		312,219,714
Semiconductors-58.68%
Ambarella, Inc.(b)(c)	294,048	22,559,362
Analog Devices, Inc.	162,320	34,393,985
Astera Labs, Inc.(b)	184,469	18,708,846
Broadcom, Inc.	220,188	48,720,999
Cirrus Logic, Inc.(b)	181,909	18,270,940
Impinj, Inc.(b)(c)	102,233	12,972,345
MACOM Technology Solutions Holdings, Inc.(b)	146,231	19,339,050
Marvell Technology, Inc.	214,607	24,220,546
Micron Technology, Inc.	347,353	31,692,488
Monolithic Power Systems, Inc.	32,945	20,998,155
NVIDIA Corp.	266,810	32,035,877
QUALCOMM, Inc.	228,507	39,515,715
Semtech Corp.(b)(c)	370,421	24,803,390
Silicon Laboratories, Inc.(b)(c)	176,649	23,951,838
SiTime Corp.(b)	91,956	18,777,415
	Shares	Value
Semiconductors-(continued)
Texas Instruments, Inc.	178,837	$33,015,099
Tower Semiconductor Ltd. (Israel)(b)	413,782	20,229,802
		444,205,852
Total Common Stocks & Other Equity Interests (Cost $625,613,431)		756,425,566
Money Market Funds-0.11%
Invesco Government & Agency Portfolio, Institutional Class, 4.33%(d)(e) (Cost $825,627)	825,627	825,627
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.04% (Cost $626,439,058)		757,251,193
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-9.88%
Invesco Private Government Fund, 4.35%(d)(e)(f)	20,753,887	20,753,887
Invesco Private Prime Fund, 4.48%(d)(e)(f)	53,976,454	53,992,647
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $74,746,534)		74,746,534
TOTAL INVESTMENTS IN SECURITIES-109.92% (Cost $701,185,592)		831,997,727
OTHER ASSETS LESS LIABILITIES-(9.92)%		(75,056,126)
NET ASSETS-100.00%		$756,941,601

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2025.

	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value January 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$422,840	$7,739,843	$(7,337,056)	$-	$-	$825,627	$15,891
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	10,403,079	194,522,052	(184,171,244)	-	-	20,753,887	821,227 *
Invesco Private Prime Fund	26,750,820	400,043,371	(372,803,409)	4,420	(2,555)	53,992,647	2,188,991 *
Total	$37,576,739	$602,305,266	$(564,311,709)	$4,420	$(2,555)	$75,572,161	$3,026,109

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

See accompanying notes which are an integral part of this schedule.

Invesco Semiconductors ETF (PSI)—(continued)
January 31, 2025
(Unaudited)
(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedules of Portfolio Holdings
January 31, 2025
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Capital Management LLC’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Invesco AI and Next Gen Software ETF
Investments in Securities
Common Stocks & Other Equity Interests	$397,314,621	$50,247,198	$0	$447,561,819
Money Market Funds	743,570	26,747,241	-	27,490,811
Total Investments	$398,058,191	$76,994,439	$0	$475,052,630
Invesco Biotechnology & Genome ETF
Investments in Securities
Common Stocks & Other Equity Interests	$255,020,544	$-	$-	$255,020,544
Money Market Funds	418,767	32,794,860	-	33,213,627
Total Investments	$255,439,311	$32,794,860	$-	$288,234,171
Invesco Building & Construction ETF
Investments in Securities
Common Stocks & Other Equity Interests	$415,589,456	$-	$-	$415,589,456
Money Market Funds	264,294	16,188,255	-	16,452,549
Total Investments	$415,853,750	$16,188,255	$-	$432,042,005
Invesco Energy Exploration & Production ETF
Investments in Securities
Common Stocks & Other Equity Interests	$96,605,749	$-	$-	$96,605,749
Money Market Funds	145,875	12,562,170	-	12,708,045
Total Investments	$96,751,624	$12,562,170	$-	$109,313,794
Invesco Food & Beverage ETF
Investments in Securities
Common Stocks & Other Equity Interests	$100,277,258	$-	$-	$100,277,258
Money Market Funds	194,373	17,146,860	-	17,341,233
Total Investments	$100,471,631	$17,146,860	$-	$117,618,491

	Level 1	Level 2	Level 3	Total
Invesco Leisure and Entertainment ETF
Investments in Securities
Common Stocks & Other Equity Interests	$292,231,837	$-	$-	$292,231,837
Money Market Funds	378,525	47,055,310	-	47,433,835
Total Investments	$292,610,362	$47,055,310	$-	$339,665,672
Invesco Next Gen Connectivity ETF
Investments in Securities
Common Stocks & Other Equity Interests	$25,437,634	$7,938,022	$-	$33,375,656
Money Market Funds	-	1,364,686	-	1,364,686
Total Investments	$25,437,634	$9,302,708	$-	$34,740,342
Invesco Next Gen Media and Gaming ETF
Investments in Securities
Common Stocks & Other Equity Interests	$30,547,315	$8,623,222	$-	$39,170,537
Money Market Funds	479,391	1,762,217	-	2,241,608
Total Investments	$31,026,706	$10,385,439	$-	$41,412,145
Invesco Oil & Gas Services ETF
Investments in Securities
Common Stocks & Other Equity Interests	$39,452,525	$-	$-	$39,452,525
Money Market Funds	128,771	12,204,028	-	12,332,799
Total Investments	$39,581,296	$12,204,028	$-	$51,785,324
Invesco Pharmaceuticals ETF
Investments in Securities
Common Stocks & Other Equity Interests	$264,757,703	$-	$0	$264,757,703
Money Market Funds	85,708	58,475,191	-	58,560,899
Total Investments	$264,843,411	$58,475,191	$0	$323,318,602
Invesco Semiconductors ETF
Investments in Securities
Common Stocks & Other Equity Interests	$756,425,566	$-	$-	$756,425,566
Money Market Funds	825,627	74,746,534	-	75,572,161
Total Investments	$757,251,193	$74,746,534	$-	$831,997,727